Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2013	$ 910,579	$ 5,168	$ 279,572	$ 100	$ 1,960	$ 623,779
Balance (in shares) at Dec. 31, 2013	61,587,257	61,587,257
Comprehensive Income:
Net income	127,294					127,294
Currency translation adjustment	(24,548)				(24,548)
Currency impact of long term funding	5,137				5,137
Tax on currency impact of long term funding	(50)				(50)
Unrealized capital gain - investments	165				165
Total comprehensive income	107,998				(19,296)	127,294
Exercise of share options (in shares)		767,606
Exercise of share options	18,607	62	18,545
Issue of restricted share units (in shares)		98,726
Issue of restricted share units	8		8
Share issuance costs	(16)		(16)
Non-cash stock compensation expense	16,732		16,732
Repurchase of ordinary shares	(44,506)	(71)		71		(44,506)
Repurchase of ordinary shares (in shares)	(882,448)	(882,448)
Share repurchase costs	(33)					(33)
Tax benefit on exercise of options	1,789		1,789
Balance at Sep. 30, 2014	$ 1,011,158	$ 5,159	$ 316,630	$ 171	$ (17,336)	$ 706,534
Balance (in shares) at Sep. 30, 2014	61,571,141	61,571,141